UNSECURED DEBENTURES, NET AND CROSS CURRENCY INTEREST RATE SWAPS (Tables)	12 Months Ended
Dec. 31, 2017
UNSECURED DEBENTURES, NET AND CROSS CURRENCY INTEREST RATE SWAPS
Schedule of unsecured debentures, net

As at December 31,		2017		2016

	Maturity Date	Amortized Cost	Principal issued and outstanding	Amortized Cost	Principal issued and outstanding

3.788% Debentures	July 5, 2021	$249,201	$250,000	$248,979	$250,000
3.873% Debentures	November 30, 2023	398,105	400,000	397,789	400,000

		$647,306	$650,000	$646,768	$650,000

Schedule of cross currency interest rate swaps

As at December 31,	2017	2016

Financial liability
2021 Cross Currency Interest Rate Swap — fair value	$19,429	$443
2023 Cross Currency Interest Rate Swap — fair value	42,037	10,198

	$61,466	$10,641